Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AB EQUITY FUNDS
-AB Sustainable International Thematic Fund
(each, a “Fund”, and together, the “Funds”)
Supplement dated June 17, 2021 to the Prospectus dated October 30, 2020 for AB
Sustainable
Global Thematic
Fund
and AB
Sustainable
International Thematic Fund (the “Prospectus”).
The Funds’ Board of Directors has approved an amendment to the investment advisory agreement for each Fund that reduces the Fund’s management fee, effective June 18, 2021. Effective June 18, 2021, the following replaces the “Annual Fund Operating Expenses” table (and related footnotes) and the “Examples” section under the heading “Fees and Expenses of the Fund” in the “Summary Information” section for the applicable Fund.
AB Sustainable International Thematic Fund
Annual Fund Operating Expenses
(
expenses
that you
pay
each year
as
a perce
n
tage of the value of your
investment
)

	Class A	Class C	Advisor Class	Class R	Class K	Class I
Management Fees(c)	.65%	.65%	.65%	.65%	.65%	.65%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	None	.50%	.25%	None
Other Expenses:
Transfer Agent	.09%	.09%	.09%	.26%	.20%	.12%
Other Expenses	.13%	.13%	.13%	.13%	.13%	.13%

Total Other Expenses	.22%	.22%	.22%	.39%	.33%	.25%

Acquired Fund Fees and Expenses	.01%	.01%	.01%	.01%	.01%	.01%

Total Annual Fund Operating Expenses	1.13%	1.88%	.88%	1.55%	1.24%	.91%

Fee Waiver and/or Expense Reimbursement(d)	(.01)%	(.01)%	(.01)%	(.01)%	(.01)%	(.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.12%	1.87%	.87%	1.54%	1.23%	.90%

(c)	Management fees have been restated to reflect a contractual reduction in management fees effective June 18, 2021.
(d)
In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. The agreement may only be terminated or changed with the consent of the Fund’s Board of Directors.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I
After 1 Year	$534	$290	*	$89	$157	$125	$92
After 3 Years	$768	$590		$280	$489	$392	$289
After 5 Years	$1,020	$1,015		$487	$844	$680	$503
After 10 Years	$1,740	$2,005		$1,083	$1,845	$1,499	$1,119

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

AB SUSTAINABLE INTERNATIONAL THEMATIC FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AB EQUITY FUNDS
-AB Sustainable International Thematic Fund
(each, a “Fund”, and together, the “Funds”)
Supplement dated June 17, 2021 to the Prospectus dated October 30, 2020 for AB
Sustainable
Global Thematic
Fund
and AB
Sustainable
International Thematic Fund (the “Prospectus”).
The Funds’ Board of Directors has approved an amendment to the investment advisory agreement for each Fund that reduces the Fund’s management fee, effective June 18, 2021. Effective June 18, 2021, the following replaces the “Annual Fund Operating Expenses” table (and related footnotes) and the “Examples” section under the heading “Fees and Expenses of the Fund” in the “Summary Information” section for the applicable Fund.
AB Sustainable International Thematic Fund
Annual Fund Operating Expenses
(
expenses
that you
pay
each year
as
a perce
n
tage of the value of your
investment
)

	Class A	Class C	Advisor Class	Class R	Class K	Class I
Management Fees(c)	.65%	.65%	.65%	.65%	.65%	.65%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	None	.50%	.25%	None
Other Expenses:
Transfer Agent	.09%	.09%	.09%	.26%	.20%	.12%
Other Expenses	.13%	.13%	.13%	.13%	.13%	.13%

Total Other Expenses	.22%	.22%	.22%	.39%	.33%	.25%

Acquired Fund Fees and Expenses	.01%	.01%	.01%	.01%	.01%	.01%

Total Annual Fund Operating Expenses	1.13%	1.88%	.88%	1.55%	1.24%	.91%

Fee Waiver and/or Expense Reimbursement(d)	(.01)%	(.01)%	(.01)%	(.01)%	(.01)%	(.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.12%	1.87%	.87%	1.54%	1.23%	.90%

(c)	Management fees have been restated to reflect a contractual reduction in management fees effective June 18, 2021.
(d)
In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. The agreement may only be terminated or changed with the consent of the Fund’s Board of Directors.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I
After 1 Year	$534	$290	*	$89	$157	$125	$92
After 3 Years	$768	$590		$280	$489	$392	$289
After 5 Years	$1,020	$1,015		$487	$844	$680	$503
After 10 Years	$1,740	$2,005		$1,083	$1,845	$1,499	$1,119

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Risk/Return [Heading]	rr_RiskReturnHeading	AB Sustainable International Thematic Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect a contractual reduction in management fees effective June 18, 2021.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AB SUSTAINABLE INTERNATIONAL THEMATIC FUND, INC. | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%
After 1 Year	rr_ExpenseExampleYear01	$ 534
After 3 Years	rr_ExpenseExampleYear03	768
After 5 Years	rr_ExpenseExampleYear05	1,020
After 10 Years	rr_ExpenseExampleYear10	$ 1,740
AB SUSTAINABLE INTERNATIONAL THEMATIC FUND, INC. | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.87%
After 1 Year	rr_ExpenseExampleYear01	$ 290	[3]
After 3 Years	rr_ExpenseExampleYear03	590
After 5 Years	rr_ExpenseExampleYear05	1,015
After 10 Years	rr_ExpenseExampleYear10	$ 2,005
AB SUSTAINABLE INTERNATIONAL THEMATIC FUND, INC. | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%
After 1 Year	rr_ExpenseExampleYear01	$ 89
After 3 Years	rr_ExpenseExampleYear03	280
After 5 Years	rr_ExpenseExampleYear05	487
After 10 Years	rr_ExpenseExampleYear10	$ 1,083
AB SUSTAINABLE INTERNATIONAL THEMATIC FUND, INC. | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.54%
After 1 Year	rr_ExpenseExampleYear01	$ 157
After 3 Years	rr_ExpenseExampleYear03	489
After 5 Years	rr_ExpenseExampleYear05	844
After 10 Years	rr_ExpenseExampleYear10	$ 1,845
AB SUSTAINABLE INTERNATIONAL THEMATIC FUND, INC. | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.23%
After 1 Year	rr_ExpenseExampleYear01	$ 125
After 3 Years	rr_ExpenseExampleYear03	392
After 5 Years	rr_ExpenseExampleYear05	680
After 10 Years	rr_ExpenseExampleYear10	$ 1,499
AB SUSTAINABLE INTERNATIONAL THEMATIC FUND, INC. | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
After 1 Year	rr_ExpenseExampleYear01	$ 92
After 3 Years	rr_ExpenseExampleYear03	289
After 5 Years	rr_ExpenseExampleYear05	503
After 10 Years	rr_ExpenseExampleYear10	$ 1,119

[1]	Management fees have been restated to reflect a contractual reduction in management fees effective June 18, 2021.
[2]	In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. The agreement may only be terminated or changed with the consent of the Fund’s Board of Directors.
[3]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.